CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CONSOLIDATED FINANCIAL STATEMENTS
2.	CONSOLIDATED FINANCIAL STATEMENTS

TGS presents its consolidated financial statements including a Telcosur S.A. (“Telcosur”) and CTG Energía S.A. (“CTG”), its consolidated subsidiaries, which are jointly referred to as “the Company”.